Leases - Schedule of Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Leases [Abstract]
Right-of-use assets	$ 127,398	$ 98,852
Operating lease liabilities, current	$ 110,970	$ 84,826
Weighted average remaining lease terms	7 months 6 days	7 months 6 days
Weighted average discount rate	7.18%	7.18%
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 188,594	$ 84,826	$ 153,842